Earnings per share - Weighted average number of ordinary share (Details) - shares				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [line items]
Beginning of period (in shares)	201,677,981	215,078,497	218,786,812	201,677,981	215,078,497		218,786,812
Issuance of shares (in shares)				0	0		0
Purchase of treasury shares (in shares)				0	(13,400,516)		3,708,315
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		0
End of period (in shares)				201,677,981	201,677,981		215,078,497
Weighted number of shares
Weighted average number of ordinary shares (in shares)	201,677,981	215,078,497	218,786,812	201,677,981	210,193,707	[1]	216,029,171	[1]
Issuance of shares (in shares)				0	0		0
Purchase of treasury shares (in shares)				0	(4,884,790)		(2,757,641)
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713	220,024,713	220,024,713	220,024,713	220,024,713		220,024,713
Issuance of shares (in shares)				0	0		0
Purchase of treasury shares (in shares)				0	0		0
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		0
End of period (in shares)				220,024,713	220,024,713		220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	18,346,732	4,946,216	1,237,901	18,346,732	4,946,216		1,237,901
Issuance of shares (in shares)				0	0		0
Purchase of treasury shares (in shares)				0	13,400,516		3,708,315
Withdrawal of treasury shares (in shares)				0	0		0
Sale of treasury shares (in shares)				0	0		0
End of period (in shares)				18,346,732	18,346,732		4,946,216

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.